Marketable Securities: (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities Details [Abstract]
Fair value at beginning of year	$ 175,541		$ 318,442
Impairment loss	(46,629)	$ (162,479)
Increase in market value	52,074	19,578
Fair value at balance sheet date	$ 180,986	$ 175,541